January 25, 2017

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

A series of Managed Portfolio Series

Supplement to the Prospectus and Statement of Additional
Information (“SAI”), each dated July 29, 2016

Effective December 31, 2016, Steve Wittwer has resigned as Portfolio Manager and Research Analyst for the Great Lakes Large Cap Value Fund (the “Fund”).  All references to Steve Wittwer within the Prospectus and SAI are hereby deleted.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Prospectus and SAI for future reference.